     The 2010 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

	Variable Accounts
	Cash	High Yield	Inflation	Managed	Equity	Growth	Main Street®
	Management	Bond	Managed	Bond	Index	LT	Core

ASSETS
Investments in affiliated mutual funds, at value:
Cash Management Portfolio	$342,351
High Yield Bond Portfolio		$496,552
Inflation Managed Portfolio			$690,632
Managed Bond Portfolio				$812,428
Equity Index Portfolio					$981,857
Growth LT Portfolio						$534,638
Main Street Core Portfolio							$445,641
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	17	—

Total Assets	342,351	496,552	690,632	812,428	981,857	534,655	445,641

LIABILITIES
Payables:
Mortality and expense risk fees	203	293	409	478	575	315	264
Other	47	81	65	264	2	—	—

Total Liabilities	250	374	474	742	577	315	264

NET ASSETS	$342,101	$496,178	$690,158	$811,686	$981,280	$534,340	$445,377

Units Outstanding	16,309	11,389	15,650	16,608	23,304	13,261	9,971

Accumulation Unit Value	$20.98	$43.56	$44.10	$48.87	$42.11	$40.30	$44.67

Cost of Investments	$342,937	$478,988	$666,630	$771,602	$925,286	$520,762	$440,004

Shares Owned in each Portfolio	33,945	77,480	58,542	69,646	35,745	26,932	22,968

	Small-Cap	Small-Cap	Emerging	International
	Growth	Index	Markets	Value

ASSETS
Investments in affiliated mutual funds, at value:
Small-Cap Growth Portfolio	$27,567
Small-Cap Index Portfolio		$638,768
Emerging Markets Portfolio			$265,154
International Value Portfolio				$753,919
Receivables:
Due from Pacific Life Insurance Company	—	—	—	246

Total Assets	27,567	638,768	265,154	754,165

LIABILITIES
Payables:
Mortality and expense risk fees	17	375	153	445
Other	8	48	77	—

Total Liabilities	25	423	230	445

NET ASSETS	$27,542	$638,345	$264,924	$753,720

Units Outstanding	2,179	45,114	7,561	32,389

Accumulation Unit Value	$12.64	$14.15	$35.04	$23.27

Cost of Investments	$22,417	$591,765	$206,748	$920,414

Shares Owned in each Portfolio	2,324	55,141	15,522	69,071

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

	Variable Accounts
	Cash	High Yield	Inflation	Managed	Equity	Growth	Main Street
	Management	Bond	Managed	Bond	Index	LT	Core

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$20	$37,500	$13,300	$25,524	$18,428	$5,489	$3,339
EXPENSES
Mortality and expense risk fees	2,256	3,376	4,511	5,189	6,375	3,467	2,304

Net Investment Income (Loss)	(2,236)	34,124	8,789	20,335	12,053	2,022	1,035

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(1,508)	(5,000)	(123)	2,468	(6,021)	(7,073)	(1,684)

Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(1,508)	(5,000)	(123)	2,468	(6,021)	(7,073)	(1,684)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	1,357	32,254	39,221	32,718	111,535	54,702	48,209

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,387)	$61,378	$47,887	$55,521	$117,567	$49,651	$47,560

	Small-Cap	Small-Cap	Emerging	International
	Growth	Index	Markets	Value

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$4,875	$2,706	$19,000
EXPENSES
Mortality and expense risk fees	235	4,167	1,742	4,812

Net Investment Income (Loss)	(235)	708	964	14,188

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	6,259	(18,287)	13,367	(58,251)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—

Realized Gain (Loss)	6,259	(18,287)	13,367	(58,251)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(446)	153,542	43,052	46,861

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,578	$135,963	$57,383	$2,798

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Cash Management		High Yield Bond		Inflation Managed

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,236)	($2,384)	$34,124	$22,349	$8,789	$13,139
Realized gain (loss)	(1,508)	(1,239)	(5,000)	(1,744)	(123)	4,850
Change in unrealized appreciation on investments	1,357	1,063	32,254	37,322	39,221	2,427

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,387)	(2,560)	61,378	57,927	47,887	20,416

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	70,804	(315,092)	(14,739)	284,860	99,931	416,647
Policy maintenance charges	(4,794)	(7,195)	(5,517)	(3,214)	(5,802)	(2,067)
Policy benefits and terminations	—	(8,749)	—	—	—	—
Other	(7,116)	(8,491)	(3,035)	952	(5,193)	2

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	58,894	(339,527)	(23,291)	282,598	88,936	414,582

NET INCREASE (DECREASE) IN NET ASSETS	56,507	(342,087)	38,087	340,525	136,823	434,998

NET ASSETS
Beginning of Year	285,594	627,681	458,091	117,566	553,335	118,337

End of Year	$342,101	$285,594	$496,178	$458,091	$690,158	$553,335

	Managed Bond		Equity Index		Growth LT
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$20,335	$44,578	$12,053	$8,595	$2,022	$3,574
Realized gain (loss)	2,468	70,771	(6,021)	(9,729)	(7,073)	(543,096)
Change in unrealized appreciation on investments	32,718	35,938	111,535	185,561	54,702	815,005

Net Increase in Net Assets Resulting from Operations	55,521	151,287	117,567	184,427	49,651	275,483

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	41,665	(165,983)	(52,088)	38,599	(14,422)	(561,191)
Policy maintenance charges	(9,027)	(8,120)	(5,747)	(6,974)	(2,982)	(6,512)
Policy benefits and terminations	—	—	—	(6,156)	—	(3,409)
Other	(4,921)	(8,307)	(5,023)	(17,734)	(1,109)	(30,772)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	27,717	(182,410)	(62,858)	7,735	(18,513)	(601,884)

NET INCREASE (DECREASE) IN NET ASSETS	83,238	(31,123)	54,709	192,162	31,138	(326,401)

NET ASSETS
Beginning of Year	728,448	759,571	926,571	734,409	503,202	829,603

End of Year	$811,686	$728,448	$981,280	$926,571	$534,340	$503,202

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009

	Main Street Core		Small-Cap Growth		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,035	$1,950	($235)	($195)	$708	$3,449
Realized gain (loss)	(1,684)	(38,377)	6,259	(2,417)	(18,287)	14,147
Change in unrealized appreciation (depreciation) on investments	48,209	130,498	(446)	13,822	153,542	82,000

Net Increase in Net Assets Resulting from Operations	47,560	94,071	5,578	11,210	135,963	99,596

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	72,301	(98,850)	(21,430)	16,654	(70,539)	167,969
Policy maintenance charges	(2,435)	(6,748)	(424)	(411)	(5,816)	(8,720)
Policy benefits and terminations	—	(10,075)	—	—	—	(3,010)
Other	168	16,489	(748)	1,232	(3,046)	23,529

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	70,034	(99,184)	(22,602)	17,475	(79,401)	179,768

NET INCREASE (DECREASE) IN NET ASSETS	117,594	(5,113)	(17,024)	28,685	56,562	279,364

NET ASSETS
Beginning of Year	327,783	332,896	44,566	15,881	581,783	302,419

End of Year	$445,377	$327,783	$27,542	$44,566	$638,345	$581,783

	Emerging Markets		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$964	$1,315	$14,188	$10,285
Realized gain (loss)	13,367	362	(58,251)	(49,054)
Change in unrealized appreciation on investments	43,052	27,640	46,861	198,717

Net Increase in Net Assets Resulting from Operations	57,383	29,317	2,798	159,948

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(29,822)	194,150	22,775	6,302
Policy maintenance charges	(2,107)	(593)	(5,775)	(9,979)
Policy benefits and terminations	—	—	—	(11,691)
Other	(1,855)	2,381	(4,970)	6,859

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(33,784)	195,938	12,030	(8,509)

NET INCREASE IN NET ASSETS	23,599	225,255	14,828	151,439

NET ASSETS
Beginning of Year	241,325	16,070	738,892	587,453

End of Year	$264,924	$241,325	$753,720	$738,892

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

Cash Management
2010	$20.98	16,309	$342,101	0.01%	0.70%	(0.75%)
2009	21.13	13,513	285,594	0.24%	0.70%	(0.53%)
2008	21.25	29,542	627,681	2.34%	0.70%	1.65%
2007	20.90	20,683	432,331	5.01%	0.70%	4.25%
2006	20.05	13,034	261,335	4.52%	0.70%	3.96%

High Yield Bond
2010	$43.56	11,389	$496,178	7.73%	0.70%	13.73%
2009	38.31	11,958	458,091	13.45%	0.70%	38.90%
2008	27.58	4,263	117,566	8.23%	0.70%	(22.74%)
2007	35.70	4,884	174,357	7.61%	0.70%	1.72%
2006	35.09	4,565	160,217	7.38%	0.70%	8.67%

Inflation Managed
2010	$44.10	15,650	$690,158	2.05%	0.70%	8.02%
2009	40.83	13,554	553,335	8.10%	0.70%	19.96%
2008	34.03	3,477	118,337	2.83%	0.70%	(9.98%)
2007	37.80	3,532	133,538	4.29%	0.70%	9.37%
2006	34.57	3,623	125,225	4.02%	0.70%	(0.18%)

Managed Bond
2010	$48.87	16,608	$811,686	3.42%	0.70%	8.20%
2009	45.17	16,127	728,448	6.27%	0.70%	20.17%
2008	37.59	20,208	759,571	4.31%	0.70%	(2.39%)
2007	38.51	24,549	945,407	4.47%	0.70%	7.77%
2006	35.73	22,104	789,859	4.03%	0.70%	4.08%

Equity Index
2010	$42.11	23,304	$981,280	2.01%	0.70%	14.01%
2009	36.94	25,086	926,571	1.83%	0.70%	25.48%
2008	29.44	24,950	734,409	1.88%	0.70%	(37.79%)
2007	47.32	27,794	1,315,118	1.86%	0.70%	4.49%
2006	45.28	28,935	1,310,268	1.76%	0.70%	14.72%

Growth LT
2010	$40.30	13,261	$534,340	1.10%	0.70%	10.46%
2009	36.48	13,795	503,202	1.13%	0.70%	36.33%
2008	26.76	31,004	829,603	0.49%	0.70%	(41.37%)
2007	45.64	36,397	1,660,994	0.44%	0.70%	14.82%
2006	39.75	38,478	1,529,372	0.62%	0.70%	8.96%

Main Street Core
2010	$44.67	9,971	$445,377	1.01%	0.70%	15.33%
2009	38.73	8,463	327,783	1.26%	0.70%	28.45%
2008	30.15	11,041	332,896	1.44%	0.70%	(39.30%)
2007	49.67	11,611	576,691	1.18%	0.70%	3.67%
2006	47.91	12,456	596,798	1.32%	0.70%	14.38%

Small-Cap Growth
2010	$12.64	2,179	$27,542	0.00%	0.70%	25.14%
2009	10.10	4,412	44,566	0.00%	0.70%	46.41%
2008	6.90	2,302	15,881	0.00%	0.70%	(47.48%)
2007	13.14	5,017	65,906	0.00%	0.70%	14.29%
2006	11.49	6,010	69,084	0.30%	0.70%	4.34%

Small-Cap Index
2010	$14.15	45,114	$638,345	0.81%	0.70%	25.54%
2009	11.27	51,618	581,783	1.68%	0.70%	27.30%
2008	8.85	34,156	302,419	1.97%	0.70%	(35.49%)
2007	13.72	41,306	566,903	1.28%	0.70%	(2.70%)
2006	14.11	45,828	646,427	1.57%	0.70%	16.98%

Emerging Markets
2010	$35.04	7,561	$264,924	1.08%	0.70%	26.13%
2009	27.78	8,688	241,325	3.00%	0.70%	83.51%
2008	15.14	1,062	16,070	1.08%	0.70%	(48.05%)
2007	29.14	3,846	112,067	1.00%	0.70%	32.16%
2006	22.05	5,242	115,571	0.78%	0.70%	23.54%

See Notes to Financial Statements	See explanation of references on page 6

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

International Value
2010	$23.27	32,389	$753,720	2.75%	0.70%	1.87%
2009	22.84	32,345	738,892	2.33%	0.70%	27.11%
2008	17.97	32,687	587,453	2.64%	0.70%	(48.15%)
2007	34.66	39,681	1,375,383	1.96%	0.70%	5.50%
2006	32.86	42,595	1,399,465	1.64%	0.70%	24.82%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest.

(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2010 is comprised of eleven subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3), as follows:

Cash Management *	Managed Bond	Main Street® Core	Emerging Markets
High Yield Bond	Equity Index	Small-Cap Growth	International Value
Inflation Managed	Growth LT	Small-Cap Index
*	Prior to May 1, 2010, Cash Management was named Money Market.
     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The net assets of the Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 9,637 outstanding accumulation units (valued at $76,999) of the Equity Variable Account were exchanged for 1,816 accumulation units with equal value of the Main Street Core Variable Account, and a total of 2,308 outstanding accumulation units (valued at $77,850) of the Multi-Strategy Variable Account were exchanged for 1,010 accumulation units (valued at $42,818) of the Main Street Core Variable Account and 700 accumulation units (valued at $35,032) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.
     The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations and other fees and charges are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of the Fund, which are provided separately. For the year ended December 31, 2010, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.80% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% from the Fund based on an annual percentage of average daily net assets of each Portfolio.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$238,414	$181,730	Main Street Core	$124,641	$53,479
High Yield Bond	56,736	45,824	Small-Cap Growth	13,504	36,347
Inflation Managed	114,188	16,333	Small-Cap Index	18,769	97,330
Managed Bond	121,441	73,267	Emerging Markets	28,112	60,886
Equity Index	52,024	102,746	International Value	103,920	77,758
Growth LT	7,935	24,390
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices (unadjusted) in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2010, the Separate Account’s holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

	2010			2009
Variable	Units	Units	Net Increase	Units	Units	Net Increase
Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	11,278	(8,482)	2,796	1,059	(17,088)	(16,029)
High Yield Bond	468	(1,037)	(569)	7,917	(222)	7,695
Inflation Managed	2,355	(259)	2,096	10,206	(129)	10,077
Managed Bond	1,944	(1,463)	481	1,542	(5,623)	(4,081)
Equity Index	878	(2,660)	(1,782)	1,603	(1,467)	136
Growth LT	65	(599)	(534)	120	(17,329)	(17,209)
Main Street Core	2,868	(1,360)	1,508	640	(3,218)	(2,578)
Small-Cap Growth	1,218	(3,451)	(2,233)	2,759	(649)	2,110
Small-Cap Index	1,167	(7,671)	(6,504)	19,297	(1,835)	17,462
Emerging Markets	859	(1,986)	(1,127)	7,932	(306)	7,626
International Value	3,762	(3,718)	44	2,743	(3,085)	(342)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) comprised of Cash Management (formerly Money Market), High Yield Bond, Inflation Managed, Managed Bond, Equity Index, Growth LT, Main Street® Core, Small-Cap Growth, Small-Cap Index, Emerging Markets, and International Value Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2010 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 25, 2011

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2030
Omaha, Nebraska 68103-2030

Annual Report
as of December 31, 2010

•	Pacific Select
Separate Account of
Pacific Life Insurance Company

Form No. 15-21492-12